Material Accounting Policies (Details 2 - Textuals)	12 Months Ended
	Dec. 31, 2023 NUMBER shares	Dec. 31, 2022	Dec. 31, 2021
Disclosure of significant accounting policies [line items]
Measurement period of expected credit loss	12 months
Minimum period of past due for considering significant increase of credit risk of a financial asset	30 days
Minimum period of past due for considering financial assets to be in default	180 days
Period after reporting date for expected credit loss portion that result from possible default event	12 months
Maximum expected useful life of financial instrument	12 months
Percentage of current and deferred income tax	34.00%	34.00%	34.00%
Number of operating and reportable segment | NUMBER	2
Capital
Disclosure of significant accounting policies [line items]
Number of shares outstanding	41,759,286
Maximum | Capital
Disclosure of significant accounting policies [line items]
Number of shares outstanding	1,000,000,000
USA
Disclosure of significant accounting policies [line items]
Percentage of current and deferred income tax	21.00%
Brazil
Disclosure of significant accounting policies [line items]
Base rate for calculation of income and social contribution taxes (as a percent)	15.00%
Additional rate for calculation of income taxes over taxable income threshold amount (as a percent)	10.00%
Additional rate for calculation of social contribution taxes on taxable income threshold amount (as a percent)	9.00%
Maximum limit for offsetting of tax losses and negative basis of social security contribution as percentage of taxable income	30.00%
Percentage of income tax and social contribution tax base reduced from tax incentives for research and development (R&D) of technological innovation	80.00%
Mexico
Disclosure of significant accounting policies [line items]
Percentage of current and deferred income tax	30.00%
Argentina | Minimum
Disclosure of significant accounting policies [line items]
Percentage of current and deferred income tax	25.00%
Argentina | Maximum
Disclosure of significant accounting policies [line items]
Percentage of current and deferred income tax	35.00%